TAXES IN INSTALLMENTS	12 Months Ended
Dec. 31, 2023
Taxes In Installments
TAXES IN INSTALLMENTS

19.	TAXES IN INSTALLMENTS

The position of REFIS debts and other installments, recorded in taxes in installments in current and non-current liabilities, as shown in note 18, are shown below:

		Consolidated
	12/31/2023	12/31/2022
Federal REFIS Law 11.941/09	9,942	17,585
Federal REFIS Law 12.865/13	34,775	39,522
Other taxes in installments	185,107	407,720
	229,824	464,827

Classified:
Current	75,735	280,721
Non-current	154,089	184,106
	229,824	464,827

Refers to the balance arising from the adhesion to the REFIS related to the refinancing programs of Law 11,941/09, Law 12,865/13 and the installment that allows the taxpayer to pay the debts registered in overdue debt of the Federal Government with benefits, reduced down payment and extended payment term. The installments are paid in monthly installments, with interest at the SELIC rate.